Land use rights, net	12 Months Ended
Dec. 31, 2011
Land use rights, net

7.     Land use rights, net

Land use rights consisted of the following:

	2010	2011	2011
	(RMB)	(RMB)	(Unaudited) ($)
Land use right	60,630,886	60,630,886	$9,622,576
Accumulated amortization	(1,896,919)	(3,047,459)	(483,655)
Land use rights, net	58,733,967	57,583,427	$9,138,921

As of December 31, 2011, certain land use rights with an aggregate carrying value of RMB14,570,866($2,312,506) were pledged as collateral for short-term bank loans.

The amortization expenses for the years ended December 31, 2009, 2010 and 2011 were RMB670,900, RMB772,772 and RMB1,150,540 ($182,599), respectively.

Future amortization of land use rights is as follows:

Years Ending December 31,	(RMB) Amount
2012	1,210,695
2013	1,210,695
2014	1,210,695
2015	1,210,695
2016	1,210,695
Thereafter	51,529,952
Total	57,583,427